FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 92.3%
COMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 0.9%
Koninklijke KPN NV	49,025	$175,018	(a)
Telefonica SA	37,700	153,060	(a)

Total Diversified Telecommunication Services		328,078

Entertainment - 0.6%
G5 Entertainment AB	3,528	65,311	(a)
GungHo Online Entertainment Inc.	8,400	165,409	(a)

Total Entertainment		230,720

Interactive Media & Services - 2.4%
Auto Trader Group PLC	25,455	197,646	(a)
Cargurus Inc.	5,300	119,939	*
Kakaku.com Inc.	11,200	161,337	(a)
Rightmove PLC	27,624	183,513	(a)
Yelp Inc.	6,027	219,443	*(b)

Total Interactive Media & Services		881,878

Media - 1.2%
4imprint Group PLC	3,000	182,689
Criteo SA, ADR	4,300	145,082	*
Sinclair Inc.	7,825	108,142	(b)

Total Media		435,913

Wireless Telecommunication Services - 0.5%
Freenet AG	8,200	205,924	(a)

TOTAL COMMUNICATION SERVICES		2,082,513

CONSUMER DISCRETIONARY - 10.8%
Automobile Components - 1.8%
Linamar Corp.	3,700	194,447
NHK Spring Co. Ltd.	16,300	119,143	(a)
Niterra Co. Ltd.	10,400	208,661	(a)
Pirelli & C SpA	24,500	121,120	(a)

Total Automobile Components		643,371

Automobiles - 2.4%
Bayerische Motoren Werke AG	914	112,428	(a)
Isuzu Motors Ltd.	12,300	149,214	(a)
Mazda Motor Corp.	20,700	200,049	(a)
Nissan Motor Co. Ltd.	28,800	118,199	(a)
Subaru Corp.	9,500	178,921	(a)
Suzuki Motor Corp.	3,400	123,294	(a)

Total Automobiles		882,105

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2023 Quarterly Report	1

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Broadline Retail - 0.9%
Dillard’s Inc., Class A Shares	541	$176,518	(b)
J Front Retailing Co. Ltd.	14,700	140,992	(a)

Total Broadline Retail		317,510

Hotels, Restaurants & Leisure - 0.7%
Compass Group PLC	4,800	134,415	(a)
InterContinental Hotels Group PLC	1,770	122,354	(a)

Total Hotels, Restaurants & Leisure		256,769

Leisure Products - 0.9%
Sega Sammy Holdings Inc.	10,800	231,366	(a)
Spin Master Corp.	4,300	113,769	(b)

Total Leisure Products		345,135

Specialty Retail - 2.5%
AutoZone Inc.	81	201,962	*(b)
Dunelm Group PLC	8,300	118,165
Industria de Diseno Textil SA	6,088	236,140	(a)
Lowe’s Cos. Inc.	500	112,850	(b)
Murphy USA Inc.	401	124,755
United Arrows Ltd.	8,200	141,875	(a)

Total Specialty Retail		935,747

Textiles, Apparel & Luxury Goods - 1.6%
Burberry Group PLC	6,873	185,458	(a)
Deckers Outdoor Corp.	312	164,630	*(b)
Hermes International	109	236,935	(a)

Total Textiles, Apparel & Luxury Goods		587,023

TOTAL CONSUMER DISCRETIONARY		3,967,660

CONSUMER STAPLES - 8.5%
Beverages - 0.5%
Heineken Holding NV	2,322	202,065	(a)

Consumer Staples Distribution & Retail - 5.3%
Albertsons Cos. Inc., Class A Shares	7,300	159,286
Alimentation Couche-Tard Inc.	3,700	189,727
BJ’s Wholesale Club Holdings Inc.	2,936	184,997	*(b)
Empire Co. Ltd., Class A Shares	5,000	142,027
Jeronimo Martins SGPS SA	8,500	234,163	(a)
Koninklijke Ahold Delhaize NV	3,700	126,144	(a)
Kroger Co.	3,771	177,237	(b)
Lawson Inc.	3,600	159,623	(a)
Loblaw Cos. Ltd.	2,200	201,409	(b)
Marks & Spencer Group PLC	53,000	129,915	*(a)

See Notes to Schedule of Investments.

2	Franklin Global Market Neutral Fund 2023 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Consumer Staples Distribution & Retail - (continued)
Tesco PLC	45,000	$141,955	(a)
Walgreens Boots Alliance Inc.	3,200	91,168

Total Consumer Staples Distribution & Retail		1,937,651

Food Products - 1.7%
Associated British Foods PLC	6,100	154,470	(a)
Glanbia PLC	7,400	110,626
Kellogg Co.	2,140	144,236	(b)
Morinaga Milk Industry Co. Ltd.	4,000	130,965	(a)
Saputo Inc.	3,900	87,376

Total Food Products		627,673

Household Products - 0.3%
Energizer Holdings Inc.	3,100	104,098

Personal Care Products - 0.3%
USANA Health Sciences Inc.	1,747	110,131	*(b)

Tobacco - 0.4%
Imperial Brands PLC	6,000	132,807	(a)

TOTAL CONSUMER STAPLES		3,114,425

ENERGY - 4.0%
Oil, Gas & Consumable Fuels - 4.0%
BP PLC	31,961	186,089	(a)
Eni SpA	13,387	192,724	(a)
Imperial Oil Ltd.	3,400	173,959
Inpex Corp.	13,100	143,923	(a)
Marathon Petroleum Corp.	1,415	164,989	(b)
Parex Resources Inc.	8,200	164,402	(b)
Repsol SA	11,911	173,234	(a)
Suncor Energy Inc.	5,300	155,469
Whitehaven Coal Ltd.	30,169	135,243	(a)

TOTAL ENERGY		1,490,032

FINANCIALS - 13.8%
Banks - 4.1%
Banco de Sabadell SA	173,500	200,037	(a)
Comerica Inc.	2,109	89,337	(b)
Commerzbank AG	14,000	155,202	(a)
East-West Bancorp Inc.	1,635	86,311
First BanCorp	9,845	120,306
Intesa Sanpaolo SpA	46,800	122,698	(a)
Lloyds Banking Group PLC	210,275	116,566	(a)
NatWest Group PLC	51,854	158,491	(a)
Nordea Bank Abp	10,250	111,650	(a)

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2023 Quarterly Report	3

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Banks - (continued)
Societe Generale SA	4,115	$107,016	(a)
UniCredit SpA	7,400	172,076	(a)
Westamerica BanCorp	2,000	76,600

Total Banks		1,516,290

Capital Markets - 2.1%
Bank of New York Mellon Corp.	3,942	175,498	(b)
Deutsche Bank AG, Registered Shares	15,000	157,692	(a)
IG Group Holdings PLC	15,100	129,918	(a)
Intermediate Capital Group PLC	9,333	163,596	(a)
Investec PLC	27,983	156,653

Total Capital Markets		783,357

Consumer Finance - 1.3%
Acom Co. Ltd.	63,300	153,659	(a)
Ally Financial Inc.	5,185	140,047	(b)
Synchrony Financial	4,700	159,424

Total Consumer Finance		453,130

Financial Services - 2.3%
Jackson Financial Inc., Class A Shares	4,700	143,867	(b)
MGIC Investment Corp.	10,381	163,916	(b)
OSB Group PLC	18,000	110,174	(a)
Paragon Banking Group PLC	17,000	114,643
Plus500 Ltd.	7,259	135,057
Voya Financial Inc.	2,499	179,203

Total Financial Services		846,860

Insurance - 4.0%
American International Group Inc.	2,832	162,953	(b)
Axis Capital Holdings Ltd.	1,876	100,985	(b)
Fairfax Financial Holdings Ltd.	200	149,808
Hartford Financial Services Group Inc.	1,979	142,528	(b)
Japan Post Insurance Co. Ltd.	8,200	123,237	(a)
MetLife Inc.	2,452	138,612	(b)
MS&AD Insurance Group Holdings Inc.	4,500	159,355	(a)
Reinsurance Group of America Inc.	1,338	185,567
T&D Holdings Inc.	8,400	123,193	(a)
Unum Group	3,918	186,889	(b)

Total Insurance		1,473,127

TOTAL FINANCIALS		5,072,764

HEALTH CARE - 8.0%
Health Care Providers & Services - 4.3%
AmerisourceBergen Corp.	849	163,373

See Notes to Schedule of Investments.

4	Franklin Global Market Neutral Fund 2023 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Health Care Providers & Services - (continued)
BML Inc.	4,600	$92,788	(a)
Cardinal Health Inc.	2,568	242,856	(b)
Centene Corp.	1,900	128,155	*
Cigna Group	510	143,106
CVS Health Corp.	1,498	103,557	(b)
Galenica AG	1,800	145,521	(a)
Humana Inc.	321	143,529	(b)
McKesson Corp.	525	224,338	(b)
Molina Healthcare Inc.	646	194,601	*(b)

Total Health Care Providers & Services		1,581,824

Life Sciences Tools & Services - 0.9%
Medpace Holdings Inc.	770	184,931	*
Mettler-Toledo International Inc.	118	154,773	*(b)

Total Life Sciences Tools & Services		339,704

Pharmaceuticals - 2.8%
Ipsen SA	1,514	182,250	(a)
Laboratorios Farmaceuticos Rovi SA	3,959	183,346	(a)
Nippon Shinyaku Co. Ltd.	2,700	110,467	(a)
Novartis AG, Registered Shares	1,850	186,516	(a)
Novo Nordisk A/S, Class B Shares	1,415	228,579	(a)
Shionogi & Co. Ltd.	3,300	139,192	(a)

Total Pharmaceuticals		1,030,350

TOTAL HEALTH CARE		2,951,878

INDUSTRIALS - 16.8%
Aerospace & Defense - 1.0%
BAE Systems PLC	14,126	166,563	(a)
Bombardier Inc., Class B Shares	4,320	212,976	*(b)

Total Aerospace & Defense		379,539

Air Freight & Logistics - 0.6%
Expeditors International of Washington Inc.	1,734	210,039	(b)

Building Products - 1.4%
Cie de Saint-Gobain	3,299	200,864	(a)
Forbo Holding AG, Registered Shares	132	189,553	(a)
Lennox International Inc.	421	137,276	(b)

Total Building Products		527,693

Commercial Services & Supplies - 0.5%
Serco Group PLC	90,836	179,618

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2023 Quarterly Report	5

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Construction & Engineering - 0.9%
Balfour Beatty PLC	45,160	$195,460
JGC Holdings Corp.	10,000	130,024	(a)

Total Construction & Engineering		325,484

Electrical Equipment - 1.3%
Atkore Inc.	1,000	155,940	*
Fujikura Ltd.	23,300	195,632	(a)
Legrand SA	1,200	119,045	(a)

Total Electrical Equipment		470,617

Ground Transportation - 1.5%
ArcBest Corp.	1,980	195,624	(b)
Ryder System Inc.	2,153	182,553	(b)
TFI International Inc.	1,400	159,503

Total Ground Transportation		537,680

Industrial Conglomerates - 0.4%
Smiths Group PLC	7,100	148,544	(a)

Machinery - 2.3%
Allison Transmission Holdings Inc.	4,067	229,623	(b)
Caterpillar Inc.	500	123,025
CNH Industrial NV	6,600	95,189	(a)
Georg Fischer AG, Registered Shares	1,500	112,816	(a)
Krones AG	1,413	171,545	(a)
OSG Corp.	8,200	117,715	(a)

Total Machinery		849,913

Marine Transportation - 1.2%
Kawasaki Kisen Kaisha Ltd.	9,300	228,036	(a)
Kuehne + Nagel International AG, Registered Shares	755	223,651	(a)

Total Marine Transportation		451,687

Passenger Airlines - 2.8%
Air Canada	7,600	143,366	*
Air France-KLM	91,600	172,582	*(a)
American Airlines Group Inc.	8,100	145,314	*
Delta Air Lines Inc.	4,579	217,686	*(b)
Qantas Airways Ltd.	42,520	176,208	*(a)
United Airlines Holdings Inc.	2,922	160,330	*

Total Passenger Airlines		1,015,486

Professional Services - 1.4%
ManpowerGroup Inc.	1,200	95,280	(b)
McMillan Shakespeare Ltd.	13,625	164,334	(a)

See Notes to Schedule of Investments.

6	Franklin Global Market Neutral Fund 2023 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Professional Services - (continued)
Meitec Corp.	6,400	$110,431	(a)
Robert Half International Inc.	2,109	158,639	(b)

Total Professional Services		528,684

Trading Companies & Distributors - 1.2%
Howden Joinery Group PLC	23,570	192,576	(a)
Russel Metals Inc.	4,900	135,746
Veritiv Corp.	910	114,305

Total Trading Companies & Distributors		442,627

Transportation Infrastructure - 0.3%
Mitsubishi Logistics Corp.	4,800	118,618	(a)

TOTAL INDUSTRIALS		6,186,229

INFORMATION TECHNOLOGY - 11.1%
Communications Equipment - 0.7%
Cisco Systems Inc.	2,800	144,872
F5 Inc.	828	121,103	*(b)

Total Communications Equipment		265,975

Electronic Equipment, Instruments & Components - 1.9%
Amano Corp.	6,200	130,864	(a)
Canon Marketing Japan Inc.	5,600	139,451	(a)
Celestica Inc.	8,100	117,579	*(b)
Daiwabo Holdings Co. Ltd.	6,600	127,806	(a)
Horiba Ltd.	3,300	189,797	(a)

Total Electronic Equipment, Instruments & Components		705,497

IT Services - 1.8%
Atos SE	7,400	105,880	*(a)
Indra Sistemas SA	15,516	196,289	(a)
NET One Systems Co. Ltd.	5,400	118,629	(a)
Reply SpA	975	110,850	(a)
Sopra Steria Group SACA	630	125,777	(a)

Total IT Services		657,425

Semiconductors & Semiconductor Equipment - 2.1%
ASML Holding NV	300	217,599	(a)
Elmos Semiconductor SE	1,500	123,223	(a)
KLA Corp.	250	121,255
Melexis NV	2,000	196,396	(a)
Skyworks Solutions Inc.	1,000	110,690

Total Semiconductors & Semiconductor Equipment		769,163

Software - 2.9%
Check Point Software Technologies Ltd.	1,700	213,554	*(b)
Fortinet Inc.	3,205	242,266	*(b)

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2023 Quarterly Report	7

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Software - (continued)
Qualys Inc.	1,665	$215,068	*(b)
Splunk Inc.	1,498	158,923	*(b)
Teradata Corp.	4,580	244,618	*(b)

Total Software		1,074,429

Technology Hardware, Storage & Peripherals - 1.7%
Apple Inc.	1,023	198,431	(b)
NetApp Inc.	2,471	188,784	(b)
Pure Storage Inc., Class A Shares	6,314	232,482	*(b)

Total Technology Hardware, Storage & Peripherals		619,697

TOTAL INFORMATION TECHNOLOGY		4,092,186

MATERIALS - 5.5%
Chemicals - 1.9%
Chemours Co.	5,411	199,612	(b)
Johnson Matthey PLC	5,000	110,998	(a)
K+S AG, Registered Shares	8,673	151,234	(a)
Mosaic Co.	3,865	135,275	(b)
Nippon Shokubai Co. Ltd.	3,200	119,646	(a)

Total Chemicals		716,765

Construction Materials - 0.4%
Heidelberg Materials AG	1,900	156,253	(a)

Containers & Packaging - 0.9%
Graphic Packaging Holding Co.	6,100	146,583
Toyo Seikan Group Holdings Ltd.	11,200	165,023	(a)

Total Containers & Packaging		311,606

Metals & Mining - 2.3%
ArcelorMittal SA	4,200	114,593	(a)
Evraz PLC	66,007	0	*(a)(c)(d)
Hudbay Minerals Inc.	31,400	150,512	(b)
JFE Holdings Inc.	9,500	135,817	(a)
Lundin Gold Inc.	12,900	154,342
Mitsubishi Materials Corp.	8,000	144,028	(a)
United States Steel Corp.	5,200	130,052

Total Metals & Mining		829,344

TOTAL MATERIALS		2,013,968

REAL ESTATE - 4.0%
Diversified REITs - 0.3%
GPT Group	39,300	108,747	(a)

Hotel & Resort REITs - 1.5%
Park Hotels & Resorts Inc.	11,450	146,789
RLJ Lodging Trust	13,600	139,672

See Notes to Schedule of Investments.

8	Franklin Global Market Neutral Fund 2023 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Hotel & Resort REITs - (continued)
Ryman Hospitality Properties Inc.	1,800	$167,256
Service Properties Trust	12,000	104,280

Total Hotel & Resort REITs		557,997

Office REITs - 1.1%
Allied Properties Real Estate Investment Trust	7,600	124,606
Equity Commonwealth	6,200	125,612
Kilroy Realty Corp.	5,050	151,955	(b)

Total Office REITs		402,173

Real Estate Management & Development - 1.1%
Starts Corp. Inc.	6,500	133,356	(a)
Tokyo Tatemono Co. Ltd.	9,200	118,473	(a)
Tokyu Fudosan Holdings Corp.	26,800	153,612	(a)

Total Real Estate Management & Development		405,441

TOTAL REAL ESTATE		1,474,358

UTILITIES - 4.2%
Electric Utilities - 0.4%
NRG Energy Inc.	4,054	151,579

Gas Utilities - 1.3%
Naturgy Energy Group SA	3,800	113,280	(a)
Nippon Gas Co. Ltd.	8,500	119,657	(a)
Toho Gas Co. Ltd.	5,900	102,355	(a)
Tokyo Gas Co. Ltd.	6,700	146,178	(a)

Total Gas Utilities		481,470

Independent Power and Renewable Electricity Producers - 0.7%
Capital Power Corp.	3,700	117,584
Electric Power Development Co. Ltd.	9,400	138,366	(a)

Total Independent Power and Renewable Electricity Producers		255,950

Multi-Utilities - 1.8%
AGL Energy Ltd.	18,000	130,000	(a)
Centrica PLC	149,000	234,935	(a)
E.ON SE	9,000	114,970	(a)
Engie SA	10,701	178,203	(a)

Total Multi-Utilities		658,108

TOTAL UTILITIES		1,547,107

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $30,450,120)		33,993,120

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2023 Quarterly Report	9

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 5.8%
Invesco Treasury Portfolio, Institutional Class (Cost - $2,132,792)	5.035%	2,132,792	$2,132,792	(e)

TOTAL INVESTMENTS - 98.1% (Cost - $32,582,912)			36,125,912
Other Assets in Excess of Liabilities - 1.9%			714,812

TOTAL NET ASSETS - 100.0%			$36,840,724

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	All or a portion of this security is held at the broker as collateral for open securities sold short.

(c)	Security is valued using significant unobservable inputs (Note 1).

(d)	Value is less than $1.

(e)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

10	Franklin Global Market Neutral Fund 2023 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
SECURITIES SOLD SHORT - (92.3)%
COMMON STOCKS - (92.3)%
COMMUNICATION SERVICES - (5.9)%
Diversified Telecommunication Services - (1.8)%
BT Group PLC	(48,800)	$(75,939	)(a)
Cellnex Telecom SA	(3,200)	(129,292	)(a)
Cogent Communications Holdings Inc.	(1,850)	(124,487)
Infrastrutture Wireless Italiane SpA	(12,829)	(169,346	)(a)
Telecom Italia SpA	(494,633)	(139,452	)*(a)

Total Diversified Telecommunication Services		(638,516)

Entertainment - (2.5)%
Konami Holdings Corp.	(2,300)	(120,614	)(a)
Liberty Media Corp.-Liberty Formula One, Class C Shares	(1,955)	(147,172	)*
Manchester United PLC, Class A Shares	(6,557)	(159,860	)*
ROBLOX Corp., Class A Shares	(3,041)	(122,552	)*
Take-Two Interactive Software Inc.	(1,358)	(199,843	)*
Toho Co. Ltd.	(3,000)	(114,268	)(a)
Walt Disney Co.	(1,400)	(124,992	)*

Total Entertainment		(989,301)

Interactive Media & Services - (1.0)%
Adevinta ASA	(16,155)	(106,160	)*(a)
Domain Holdings Australia Ltd.	(56,712)	(144,532	)(a)
Z Holdings Corp.	(44,800)	(107,972	)(a)

Total Interactive Media & Services		(358,664)

Media - (0.6)%
Ascential PLC	(33,700)	(94,757	)*
Future PLC	(7,685)	(65,826	)(a)
Viaplay Group AB	(3,920)	(22,490	)*(a)

Total Media		(183,073)

TOTAL COMMUNICATION SERVICES		(2,169,554)

CONSUMER DISCRETIONARY - (10.6)%
Automobile Components - (0.3)%
ARB Corp. Ltd.	(5,048)	(96,846	)(a)

Automobiles - (0.3)%
Aston Martin Lagonda Global Holdings PLC	(27,000)	(121,960	)*(a)

Broadline Retail - (0.6)%
Rakuten Group Inc.	(21,800)	(75,963	)(a)
THG PLC	(136,073)	(140,805	)*(a)

Total Broadline Retail		(216,768)

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2023 Quarterly Report	11

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Diversified Consumer Services - (0.5)%
Auction Technology Group PLC	(12,385)	$(117,653	)*
IDP Education Ltd.	(6,081)	(90,052	)(a)

Total Diversified Consumer Services		(207,705)

Hotels, Restaurants & Leisure - (3.9)%
Churchill Downs Inc.	(1,066)	(148,355)
Delivery Hero SE	(2,471)	(109,021	)*(a)
Domino’s Pizza Enterprises Ltd.	(2,700)	(83,935	)(a)
Entain PLC	(6,177)	(99,881	)(a)
Flutter Entertainment PLC	(856)	(172,279	)*(a)
Fuji Kyuko Co. Ltd.	(4,500)	(172,932	)(a)
Genius Sports Ltd.	(25,658)	(158,823	)*
McDonald’s Holdings Co. Japan Ltd.	(3,200)	(124,412)
Oriental Land Co. Ltd.	(4,000)	(155,944	)(a)
Zensho Holdings Co. Ltd.	(4,600)	(204,511	)(a)

Total Hotels, Restaurants & Leisure		(1,430,093)

Household Durables - (2.2)%
Fujitsu General Ltd.	(5,400)	(117,949	)(a)
GN Store Nord AS	(5,000)	(125,043	)*(a)
Iida Group Holdings Co. Ltd.	(8,400)	(141,950	)(a)
Nagawa Co. Ltd.	(1,300)	(62,323	)(a)
Persimmon PLC	(8,000)	(104,238	)(a)
Sony Group Corp.	(1,500)	(135,405	)(a)
Vistry Group PLC	(12,900)	(108,210)

Total Household Durables		(795,118)

Leisure Products - (0.4)%
Thule Group AB	(5,288)	(155,586	)(a)

Specialty Retail - (1.3)%
BHG Group AB	(16,283)	(22,704	)*(a)
Farfetch Ltd., Class A Shares	(16,731)	(101,055	)*
Floor & Decor Holdings Inc., Class A Shares	(1,331)	(138,371	)*
Watches of Switzerland Group PLC	(11,800)	(91,490	)*
Workman Co. Ltd.	(3,000)	(108,658	)(a)

Total Specialty Retail		(462,278)

Textiles, Apparel & Luxury Goods - (1.1)%
Asics Corp.	(3,900)	(120,690	)(a)
Dr. Martens PLC	(70,500)	(109,772	)(a)
On Holding AG, Class A Shares	(5,800)	(191,400	)*

Total Textiles, Apparel & Luxury Goods		(421,862)

TOTAL CONSUMER DISCRETIONARY		(3,908,216)

See Notes to Schedule of Investments.

12	Franklin Global Market Neutral Fund 2023 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
CONSUMER STAPLES - (8.5)%
Beverages - (1.1)%
Constellation Brands Inc., Class A Shares	(735)	$(180,906)
Davide Campari-Milano NV	(8,100)	(112,260	)(a)
Royal Unibrew A/S	(1,300)	(116,367	)(a)

Total Beverages		(409,533)

Consumer Staples Distribution & Retail - (2.1)%
Aeon Co. Ltd.	(9,000)	(184,289	)(a)
Kobe Bussan Co. Ltd.	(4,700)	(121,989	)(a)
MatsukiyoCocokara & Co.	(3,100)	(174,131	)(a)
Ocado Group PLC	(17,600)	(127,361	)*(a)
Redcare Pharmacy NV	(1,848)	(191,398	)*(a)

Total Consumer Staples Distribution & Retail		(799,168)

Food Products - (3.7)%
Ajinomoto Co. Inc.	(4,000)	(159,347	)(a)
Cranswick PLC	(3,000)	(123,758	)(a)
Freshpet Inc.	(2,082)	(137,016	)*
Hormel Foods Corp.	(3,700)	(148,814)
Hostess Brands Inc.	(5,300)	(134,196	)*
J & J Snack Foods Corp.	(887)	(140,465)
JDE Peet’s NV	(3,800)	(113,035)
Kagome Co. Ltd.	(5,900)	(128,975	)(a)
McCormick & Co. Inc., Non Voting Shares	(1,521)	(132,677)
Premium Brands Holdings Corp.	(1,500)	(118,358)

Total Food Products		(1,336,641)

Household Products - (0.7)%
Reckitt Benckiser Group PLC	(1,900)	(142,787	)(a)
Reynolds Consumer Products Inc.	(4,000)	(113,000)

Total Household Products		(255,787)

Personal Care Products - (0.4)%
Haleon PLC	(33,260)	(136,515	)(a)

Tobacco - (0.5)%
Philip Morris International Inc.	(1,775)	(173,275)

TOTAL CONSUMER STAPLES		(3,110,919)

ENERGY - (3.8)%
Oil, Gas & Consumable Fuels - (3.8)%
Aker BP ASA	(4,800)	(112,615	)(a)
Diversified Energy Co. PLC	(84,200)	(94,530)
Enbridge Inc.	(4,300)	(159,828)
Energean PLC	(7,800)	(101,437)
Enviva Inc.	(1,653)	(17,935)

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2023 Quarterly Report	13

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Iwatani Corp.	(3,300)	$(174,804	)(a)
Kinetik Holdings Inc.	(3,585)	(125,977)
NexGen Energy Ltd.	(37,300)	(175,977	)*
PrairieSky Royalty Ltd.	(6,600)	(115,385)
TC Energy Corp.	(3,650)	(147,515)
Tellurian Inc.	(36,719)	(51,774	)*
Williams Cos. Inc.	(3,800)	(123,994)

TOTAL ENERGY		(1,401,771)

FINANCIALS - (13.6)%
Banks - (3.8)%
Bank of Kyoto Ltd.	(3,800)	(190,135	)(a)
Canadian Imperial Bank of Commerce	(2,800)	(119,546)
Commonwealth Bank of Australia	(2,250)	(150,630	)(a)
First Financial Bankshares Inc.	(4,285)	(122,080)
Home BancShares Inc.	(5,036)	(114,821)
National Australia Bank Ltd.	(7,355)	(129,359	)(a)
Resona Holdings Inc.	(27,100)	(129,754	)(a)
SBI Shinsei Bank Ltd.	(9,700)	(189,533	)(a)
ServisFirst Bancshares Inc.	(1,521)	(62,239)
United Bankshares Inc.	(3,306)	(98,089)
United Community Banks Inc.	(3,200)	(79,968)

Total Banks		(1,386,154)

Capital Markets - (5.5)%
abrdn PLC	(40,000)	(111,080	)(a)
Allfunds Group PLC	(18,577)	(113,448	)(a)
Ares Management Corp., Class A Shares	(1,683)	(162,157)
BlackRock Inc.	(162)	(111,965)
Blackstone Inc.	(1,550)	(144,103)
EQT AB	(6,081)	(117,070	)(a)
KKR & Co. Inc.	(2,700)	(151,200)
London Stock Exchange Group PLC	(1,700)	(180,937	)(a)
Moody’s Corp.	(551)	(191,594)
Morningstar Inc.	(620)	(121,563)
MSCI Inc.	(218)	(102,305)
Nasdaq Inc.	(1,854)	(92,422)
S&P Global Inc.	(440)	(176,392)
Schroders PLC	(21,381)	(118,956	)(a)
Tradeweb Markets Inc., Class A Shares	(2,265)	(155,107)

Total Capital Markets		(2,050,299)

See Notes to Schedule of Investments.

14	Franklin Global Market Neutral Fund 2023 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Financial Services - (1.3)%
Adyen NV	(75)	$(129,875	)*(a)
Affirm Holdings Inc.	(3,794)	(58,162	)*
Nexi SpA	(13,792)	(108,209	)*(a)
Worldline SA	(3,802)	(139,229	)*(a)

Total Financial Services		(435,475)

Insurance - (3.0)%
Admiral Group PLC	(4,000)	(105,935	)(a)
Arthur J Gallagher & Co.	(823)	(180,706)
Brown & Brown Inc.	(2,800)	(192,752)
BRP Group Inc., Class A Shares	(4,836)	(119,836	)*
Phoenix Group Holdings PLC	(16,400)	(110,962	)(a)
Prudential PLC	(13,300)	(187,841	)(a)
Ryan Specialty Holdings Inc.	(2,661)	(119,452	)*
Tryg A/S	(5,701)	(123,461	)(a)

Total Insurance		(1,140,945)

TOTAL FINANCIALS		(5,012,873)

HEALTH CARE - (8.0)%
Health Care Equipment & Supplies - (3.4)%
Alcon Inc.	(2,281)	(189,237	)(a)
EssilorLuxottica SA	(1,018)	(191,965	)(a)
Insulet Corp.	(582)	(167,814	)*
Penumbra Inc.	(543)	(186,825	)*
ResMed Inc.	(800)	(174,800)
Siemens Healthineers AG	(3,280)	(185,895	)(a)
STERIS PLC	(700)	(157,486)

Total Health Care Equipment & Supplies		(1,254,022)

Health Care Technology - (0.5)%
Definitive Healthcare Corp.	(7,712)	(84,832	)*
JMDC Inc.	(2,800)	(111,839	)(a)

Total Health Care Technology		(196,671)

Life Sciences Tools & Services - (2.3)%
Bachem Holding AG	(1,547)	(135,077	)(a)
Eurofins Scientific SE	(1,616)	(102,693	)(a)
Evotec SE	(7,141)	(160,862	)*(a)
Illumina Inc.	(678)	(127,118	)*
Revvity Inc.	(1,000)	(118,790)
Sartorius Stedim Biotech	(352)	(87,913	)(a)
Tecan Group AG, Registered Shares	(369)	(141,797	)(a)

Total Life Sciences Tools & Services		(874,250)

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2023 Quarterly Report	15

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Pharmaceuticals - (1.8)%
Bausch Health Cos. Inc.	(13,500)	$(108,020	)*
Catalent Inc.	(1,900)	(82,384	)*
Dechra Pharmaceuticals PLC	(3,998)	(187,220	)(a)
Eisai Co. Ltd.	(2,600)	(176,213	)(a)
Ventyx Biosciences Inc.	(3,000)	(98,400	)*

Total Pharmaceuticals		(652,237)

TOTAL HEALTH CARE		(2,977,180)

INDUSTRIALS - (16.9)%
Aerospace & Defense - (1.3)%
CAE Inc.	(6,200)	(138,766	)*
HEICO Corp.	(725)	(128,281)
Saab AB, Class B Shares	(2,200)	(119,099	)(a)
TransDigm Group Inc.	(135)	(120,713)

Total Aerospace & Defense		(506,859)

Air Freight & Logistics - (0.4)%
GXO Logistics Inc.	(2,200)	(138,204	)*

Commercial Services & Supplies - (2.0)%
Casella Waste Systems Inc., Class A Shares	(1,350)	(122,108	)*
Dai Nippon Printing Co. Ltd.	(4,000)	(113,623	)(a)
GFL Environmental Inc.	(5,300)	(205,799)
Rentokil Initial PLC	(24,580)	(192,184	)(a)
Stericycle Inc.	(2,600)	(120,744	)*

Total Commercial Services & Supplies		(754,458)

Construction & Engineering - (1.2)%
MasTec Inc.	(930)	(109,712	)*
SNC-Lavalin Group Inc.	(7,600)	(199,358)
WSP Global Inc.	(1,000)	(132,115)

Total Construction & Engineering		(441,185)

Electrical Equipment - (0.7)%
Nordex SE	(10,073)	(122,503	)*(a)
Vestas Wind Systems A/S	(5,226)	(138,945	)*(a)

Total Electrical Equipment		(261,448)

Ground Transportation - (0.8)%
ALD SA	(12,100)	(129,566	)(a)
Tokyu Corp.	(10,800)	(130,257	)(a)

Total Ground Transportation		(259,823)

Industrial Conglomerates - (0.5)%
Aker ASA, Class A Shares	(1,426)	(80,823	)(a)
Storskogen Group AB, Class B Shares	(132,000)	(120,648	)(a)

Total Industrial Conglomerates		(201,471)

See Notes to Schedule of Investments.

16	Franklin Global Market Neutral Fund 2023 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Machinery - (5.9)%
Alfa Laval AB	(4,000)	$(145,911	)(a)
Alstom SA	(4,300)	(128,358	)*(a)
Fluidra SA	(7,930)	(154,624	)(a)
Harmonic Drive Systems Inc.	(4,000)	(128,915	)(a)
Husqvarna AB, Class B Shares	(12,200)	(110,698	)(a)
Kubota Corp.	(10,400)	(152,244	)(a)
Kurita Water Industries Ltd.	(3,900)	(149,730	)(a)
Makita Corp.	(6,300)	(178,078	)(a)
MINEBEA MITSUMI Inc.	(7,400)	(140,353	)(a)
Sandvik AB	(8,267)	(161,407	)(a)
SKF AB, Class B Shares	(8,607)	(149,981	)(a)
Spirax-Sarco Engineering PLC	(780)	(102,807	)(a)
Stanley Black & Decker Inc.	(1,521)	(142,533)
Valmet oyj	(5,227)	(145,501	)(a)
Yaskawa Electric Corp.	(3,500)	(161,361	)(a)

Total Machinery		(2,152,501)

Professional Services - (2.1)%
Adecco Group AG, Registered Shares	(3,965)	(129,859	)(a)
Clarivate PLC	(11,189)	(106,631	)*
Dun & Bradstreet Holdings Inc.	(10,548)	(122,040)
Equifax Inc.	(651)	(153,180)
Paycor HCM Inc.	(4,100)	(97,047	)*
TransUnion	(1,792)	(140,367)

Total Professional Services		(749,124)

Trading Companies & Distributors - (0.4)%
Reece Ltd.	(11,000)	(137,032	)(a)

Transportation Infrastructure - (1.6)%
Atlas Arteria Ltd.	(29,200)	(121,267	)(a)
Auckland International Airport Ltd.	(33,658)	(176,889	)*(a)
Japan Airport Terminal Co. Ltd.	(3,500)	(158,310	)(a)
Transurban Group	(15,910)	(151,485	)(a)

Total Transportation Infrastructure		(607,951)

TOTAL INDUSTRIALS		(6,210,056)

INFORMATION TECHNOLOGY - (10.8)%
Communications Equipment - (0.5)%
Viasat Inc.	(4,130)	(170,404	)*

Electronic Equipment, Instruments & Components - (1.6)%
Hexagon AB, Class B Shares	(14,503)	(178,392	)(a)
Kyocera Corp.	(2,500)	(135,905	)(a)

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2023 Quarterly Report	17

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Electronic Equipment, Instruments & Components - (continued)
Teledyne Technologies Inc.	(286)	$(117,577	)*
Zebra Technologies Corp., Class A Shares	(450)	(133,123	)*

Total Electronic Equipment, Instruments & Components		(564,997)

IT Services - (2.0)%
Netcompany Group A/S	(3,042)	(126,025	)*(a)
NEXTDC Ltd.	(24,200)	(204,073	)*(a)
Nomura Research Institute Ltd.	(5,700)	(157,476	)(a)
NTT Data Corp.	(8,600)	(120,580	)(a)
Snowflake Inc., Class A Shares	(856)	(150,639	)*

Total IT Services		(758,793)

Semiconductors & Semiconductor Equipment - (3.0)%
Advanced Micro Devices Inc.	(1,550)	(176,560	)*
Entegris Inc.	(1,806)	(200,141)
Japan Material Co. Ltd.	(7,300)	(122,016	)(a)
Lasertec Corp.	(800)	(120,893	)(a)
Marvell Technology Inc.	(3,000)	(179,340)
Micron Technology Inc.	(1,800)	(113,598)
Rorze Corp.	(1,300)	(105,994	)(a)
Technoprobe SpA	(14,000)	(110,670	)*(a)

Total Semiconductors & Semiconductor Equipment		(1,129,212)

Software - (3.4)%
Altair Engineering Inc., Class A Shares	(1,500)	(113,760	)*
Aspen Technology Inc.	(500)	(83,805	)*
Bentley Systems Inc., Class B Shares	(3,528)	(191,323)
Black Knight Inc.	(2,118)	(126,508	)*
CCC Intelligent Solutions Holdings Inc.	(11,400)	(127,794	)*
Cint Group AB	(22,293)	(18,073	)*(a)
Clearwater Analytics Holdings Inc., Class A Shares	(6,600)	(104,742	)*
DoubleVerify Holdings Inc.	(4,700)	(182,924	)*
Money Forward Inc.	(3,200)	(127,606	)*(a)
SentinelOne Inc., Class A Shares	(7,400)	(111,740	)*
Unity Software Inc.	(2,204)	(95,698	)*

Total Software		(1,283,973)

Technology Hardware, Storage & Peripherals - (0.3)%
Western Digital Corp.	(3,100)	(117,583	)*

TOTAL INFORMATION TECHNOLOGY		(4,024,962)

MATERIALS - (5.7)%
Chemicals - (4.0)%
Air Liquide SA	(970)	(173,955	)(a)
Akzo Nobel NV	(2,091)	(170,946	)(a)

See Notes to Schedule of Investments.

18	Franklin Global Market Neutral Fund 2023 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Chemicals - (continued)
Chr Hansen Holding A/S	(1,600)	$(111,230	)(a)
Croda International PLC	(1,626)	(116,234	)(a)
EMS-Chemie Holding AG, Registered Shares	(140)	(106,093	)(a)
Givaudan SA, Registered Shares	(39)	(129,361	)(a)
International Flavors & Fragrances Inc.	(1,141)	(90,812)
JSR Corp.	(5,000)	(143,681	)(a)
Nippon Paint Holdings Co. Ltd.	(18,100)	(149,796	)(a)
Sika AG, Registered Shares	(542)	(155,229	)(a)
Symrise AG	(1,200)	(125,823	)(a)

Total Chemicals		(1,473,160)

Construction Materials - (0.4)%
James Hardie Industries PLC	(5,900)	(157,388	)*(a)

Containers & Packaging - (0.9)%
Ball Corp.	(2,265)	(131,846)
SIG Group AG	(6,148)	(169,849	)(a)

Total Containers & Packaging		(301,695)

Metals & Mining - (0.4)%
Wheaton Precious Metals Corp.	(3,400)	(147,036)

TOTAL MATERIALS		(2,079,279)

REAL ESTATE - (4.3)%
Diversified REITs - (0.6)%
Daiwa House REIT Investment Corp.	(60)	(115,041	)(a)
WP Carey Inc.	(1,700)	(114,852)

Total Diversified REITs		(229,893)

Health Care REITs - (0.3)%
Primary Health Properties PLC	(78,221)	(94,821)

Industrial REITs - (0.9)%
Nippon Prologis REIT Inc.	(48)	(96,470	)(a)
Segro PLC	(12,806)	(116,788	)(a)
Warehouses De Pauw CVA	(4,008)	(110,070	)(a)

Total Industrial REITs		(323,328)

Real Estate Management & Development - (0.5)%
Altus Group Ltd.	(3,100)	(102,799)
Sagax AB, Class B Shares	(4,300)	(85,034	)(a)

Total Real Estate Management & Development		(187,833)

Residential REITs - (0.7)%
Advance Residence Investment Corp.	(45)	(107,464	)(a)
American Homes 4 Rent, Class A Shares	(3,750)	(132,937)

Total Residential REITs		(240,401)

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2023 Quarterly Report	19

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Retail REITs - (0.7)%
Realty Income Corp.	(2,570)	$(153,660)
Supermarket Income REIT PLC	(105,930)	(98,431	)(a)

Total Retail REITs		(252,091)

Specialized REITs - (0.6)%
Equinix Inc.	(155)	(121,511)
Four Corners Property Trust Inc.	(4,300)	(109,220)

Total Specialized REITs		(230,731)

TOTAL REAL ESTATE		(1,559,098)

UTILITIES - (4.2)%
Electric Utilities - (1.2)%
Elia Group SA/NV	(1,000)	(127,054	)(a)
NextEra Energy Inc.	(2,258)	(167,544)
PG&E Corp.	(9,200)	(158,976	)*

Total Electric Utilities		(453,574)

Gas Utilities - (0.4)%
APA Group	(22,815)	(147,612	)(a)

Independent Power and Renewable Electricity Producers - (0.4)%
Neoen SA	(4,832)	(153,178	)(a)

Multi-Utilities - (1.1)%
CenterPoint Energy Inc.	(4,000)	(116,600)
Dominion Energy Inc.	(2,020)	(104,616)
Veolia Environnement SA	(6,148)	(194,618	)(a)

Total Multi-Utilities		(415,834)

Water Utilities - (1.1)%
American Water Works Co. Inc.	(825)	(117,769)
California Water Service Group	(2,000)	(103,260)
Severn Trent PLC	(5,329)	(173,727	)(a)

Total Water Utilities		(394,756)

TOTAL UTILITIES		(1,564,954)

TOTAL SECURITIES SOLD SHORT (Proceeds - $(37,482,999))		$(34,018,862)

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviation(s) used in this schedule:

CVA	— Certificaaten van aandelen (Share Certificates)
REIT	— Real Estate Investment Trust

See Notes to Schedule of Investments.

20	Franklin Global Market Neutral Fund 2023 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

At June 30, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,857,415	GBP	3,037,000	Bank of New York	7/21/23	$(176)
USD	5,854,470	JPY	811,529,000	Bank of New York	7/21/23	211,600
USD	5,700,753	EUR	5,240,000	Barclays Bank PLC	7/21/23	(23,316)
USD	2,568,308	CAD	3,409,000	State Street Global Markets LLC	7/21/23	(5,856)

Net unrealized appreciation on open forward foreign currency contracts						$182,252

Abbreviation(s) used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2023 Quarterly Report	21

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Global Market Neutral Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to

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Notes to Schedule of Investments (unaudited) (continued)

the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$775,295	$1,307,218	—		$2,082,513
Consumer Discretionary	1,207,096	2,760,564	—		3,967,660
Consumer Staples	1,702,318	1,412,107	—		3,114,425
Energy	658,819	831,213	—		1,490,032
Financials	2,808,204	2,264,560	—		5,072,764
Health Care	1,683,219	1,268,659	—		2,951,878
Industrials	3,152,303	3,033,926	—		6,186,229
Information Technology	2,309,625	1,782,561	—		4,092,186
Materials	916,376	1,097,592	$0	**	2,013,968
Real Estate	960,170	514,188	—		1,474,358
Utilities	269,163	1,277,944	—		1,547,107

Total Long-Term Investments	16,442,588	17,550,532	0	**	33,993,120

Short-Term Investments†	2,132,792	—	—		2,132,792

Total Investments	$18,575,380	$17,550,532	$0	**	$36,125,912

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$211,600	—		$211,600

Total	$18,575,380	$17,762,132	$0	**	$36,337,512

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Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Securities Sold Short†:
Common Stocks:
Communication Services	$973,663	$1,195,891	—	$2,169,554
Consumer Discretionary	1,179,769	2,728,447	—	3,908,216
Consumer Staples	1,391,742	1,719,177	—	3,110,919
Energy	1,114,352	287,419	—	1,401,771
Financials	2,676,459	2,336,414	—	5,012,873
Health Care	1,306,469	1,670,711	—	2,977,180
Industrials	2,177,598	4,032,458	—	6,210,056
Information Technology	2,497,259	1,527,703	—	4,024,962
Materials	369,694	1,709,585	—	2,079,279
Real Estate	829,800	729,298	—	1,559,098
Utilities	768,765	796,189	—	1,564,954

Total Securities Sold Short	15,285,570	18,733,292	—	34,018,862

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	29,348	—	29,348

Total	$15,285,570	$18,762,640	—	$34,048,210

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

**	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

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